UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (21,282,359)	$ (4,631,746)	$ (15,866,786)	$ (9,625,942)	$ (7,685,519)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Amortization of capitalized software	0	54,063	107,931	9,056	10,694
Long-term incentive plan expense	(252,729)	96,693
Carve-out expenses (noncash, contributed from Parent)	952,432	0
Stock Based Compensation	1,028,369	0	150,099	(736)	31,206
Private warrants - change in FV	(4,132,500)	0
Interest on Financial Investments (noncash)	(464,652)	0
Changes in operating assets and liabilities:
Other assets	(153,512)	(11,674)	(17,030)	(1,379)	14,795
Related party receivable	216,083	0	(220,000)	0	0
Accounts payable	730,186	(680,694)	30,653	527,376	99,845
Accruals and other liabilities			929,123	62,836	27,583
Related party payable	9,560,773	0
Other payables	614,107	117,550
Net cash used in operating activities	(13,183,802)	(5,055,808)	(14,886,010)	(9,028,789)	(7,501,396)
Cash Flows from Investing Activities:
Purchases of investing securities	(154,000,000)	0
Net cash provided by investing activities:	(154,000,000)	0
Cash Flows from Financing Activities:
Transfer from parent	0	5,055,808	14,262,533	9,028,789	7,501,396
Capital contribution			15,000,000	0	0
Gross capital contribution	377,009,090	0
Transaction costs	(47,885,258)	0
Net cash provided by financing activities	329,123,832	5,055,808	29,262,533	9,028,789	7,501,396
Increase (decrease) in cash and cash equivalents	161,940,030	0
Cash and cash equivalents at the beginning of the period	14,376,523	0	0	0	0
Cash and cash equivalents at the end of the period	176,316,554	0	14,376,523	0	0
Supplemental disclosure of other noncash investing and financing activities
Additions to capitalized software transferred by Parent	$ 0	$ 232,496	$ 784,241	$ 16,494	$ 26,699